Net trading income (loss)	12 Months Ended
Dec. 31, 2018
Net trading income (loss) [Abstract]
Net trading income (loss)
42.	Net trading income (loss)

Net trading income (loss) for the year ended December 31, 2016 and 2017 are as follows:

	2016		2017
Trading assets:
Debt securities:
Loss on valuation	~~W~~	(47,017)	(90,442)
Gain (loss) on sale		(1,933)	(93,528)

		(48,950)	(183,970)

Equity securities:
Gain on valuation		161,234	187,442
Gain on sale		70,603	128,118

		231,837	315,560

Other:
Gain (loss) on valuation		18,336	5,782

Trading liabilities:
Debt securities:
Gain (loss) on valuation		(121,262)	(138,134)
Gain (loss) on disposition		5,174	(20,610)

		(116,088)	(158,744)

Other:
Gain (loss) on valuation		(61,321)	260
Gain on disposition		2,589	2,440

		(58,732)	2,700

Derivatives:
Gain (loss) on valuation		1,667	369,225
Gain on transaction		341,440	612,670

		343,107	981,895

	~~W~~	369,510	963,223